Aptus Large Cap Upside ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Basic Materials - 1.2%
Linde PLC (a)	1,185	$545,408
Sherwin-Williams Company (a)	1,405	464,886
		1,010,294

Communications - 12.2%
Airbnb, Inc. - Class A (a)(b)	2,589	342,809
Alphabet, Inc. - Class A (a)	4,068	780,649
Alphabet, Inc. - Class C (a)	3,842	740,968
Amazon.com, Inc. (a)(b)	8,415	1,970,036
AT&T, Inc. (a)	29,619	811,857
Cisco Systems, Inc. (a)	8,735	594,679
Expedia Group, Inc. (a)	2,035	366,748
MercadoLibre, Inc. (a)(b)	327	776,262
Meta Platforms, Inc. - Class A (a)	1,119	865,479
Motorola Solutions, Inc. (a)	2,096	920,102
Netflix, Inc. (a)(b)	738	855,637
Palo Alto Networks, Inc. (a)(b)	2,820	489,552
Spotify Technology SA (a)(b)	864	541,331
		10,056,109

Consumer, Cyclical - 8.0%
Chipotle Mexican Grill, Inc. (a)(b)	12,890	552,723
Costco Wholesale Corporation (a)	617	579,758
Dollar General Corporation	5,617	589,223
Fastenal Company (a)	12,455	574,549
Home Depot, Inc. (a)	1,331	489,156
Live Nation Entertainment, Inc. (b)	2,420	357,434
TJX Companies, Inc. (a)	6,175	768,973
Tractor Supply Company (a)	9,559	544,385
Ulta Beauty, Inc. (a)(b)	903	465,054
W.W. Grainger, Inc. (a)	597	620,606
Walmart, Inc. (a)	5,085	498,228
Warner Music Group Corporation - Class A	17,750	519,365
		6,559,454

Consumer, Non-cyclical - 26.0%(c)
AbbVie, Inc. (a)	5,336	1,008,611
Altria Group, Inc. (a)	8,306	514,474
Automatic Data Processing, Inc. (a)	2,797	865,672
Bristol-Myers Squibb Company	8,162	353,496
Cencora, Inc. (a)	4,518	1,292,509
Centene Corporation (b)	10,234	266,800
Church & Dwight Company, Inc. (a)	6,353	595,721
Cigna Group	1,036	277,006
Cintas Corporation (a)	2,008	446,880
Clorox Company (a)	4,913	616,876
Coca-Cola Company (a)	15,365	1,043,130
Colgate-Palmolive Company (a)	11,601	972,744
Elevance Health, Inc.	744	210,612
Eli Lilly & Company (a)	735	543,951
Gilead Sciences, Inc.	4,956	556,509
Hershey Company (a)	4,652	865,877
Johnson & Johnson (a)	4,754	783,174
Kellanova (a)	13,040	1,040,983
Kimberly-Clark Corporation (a)	7,263	905,115
McKesson Corporation (a)	1,048	726,830
Merck & Company, Inc. (a)	8,521	665,661
Monster Beverage Corporation (a)(b)	9,669	568,054
PepsiCo, Inc. (a)	6,055	835,106
Philip Morris International, Inc. (a)	4,209	690,486
Procter & Gamble Company (a)	4,925	741,065
Rollins, Inc. (a)	13,720	785,744
Royalty Pharma PLC - Class A	11,644	428,499
Sysco Corporation (a)	11,469	912,932
UnitedHealth Group, Inc. (a)	1,443	360,115
Verisk Analytics, Inc. (a)	3,433	956,811
Vertex Pharmaceuticals, Inc. (a)(b)	1,287	587,992
		21,419,435

Energy - 3.4%
Cheniere Energy, Inc. (a)	2,936	692,544
Exxon Mobil Corporation (a)	4,936	551,055
Marathon Petroleum Corporation (a)	5,632	958,510
Williams Companies, Inc. (a)	9,778	586,191
		2,788,300

Financial - 13.7%
Arch Capital Group, Ltd. (a)	7,559	650,528
Arthur J. Gallagher & Company (a)	2,251	646,600
Cboe Global Markets, Inc.	4,522	1,089,983
Chubb, Ltd. (a)	2,968	789,607
CME Group, Inc.	3,827	1,064,978
Hartford Insurance Group, Inc. (a)	4,765	592,718
Iron Mountain, Inc. (a)	4,338	422,348
Marsh & McLennan Companies, Inc. (a)	3,699	736,841
Mastercard, Inc. - Class A (a)	1,266	717,151
Progressive Corporation (a)	3,412	825,840
Rocket Companies, Inc. - Class A	57,722	852,554
Travelers Companies, Inc. (a)	2,281	593,607
Visa, Inc. - Class A (a)	2,105	727,214
W.R. Berkley Corporation (a)	14,293	983,501
Welltower, Inc. (a)	3,944	651,036
		11,344,506

Industrial - 6.2%
Garmin, Ltd. (a)	1,595	348,922
General Dynamics Corporation (a)	2,036	634,438
Honeywell International, Inc. (a)	1,698	377,550
Lockheed Martin Corporation (a)	2,516	1,059,186
Republic Services, Inc. (a)	3,555	819,961
Trane Technologies PLC (a)	1,461	640,035
Waste Management, Inc. (a)	3,919	898,078
Westinghouse Air Brake Technologies Corporation (a)	1,842	353,756
		5,131,926

Technology - 23.7%
Apple, Inc. (a)	18,034	3,743,317
Broadridge Financial Solutions, Inc.	2,654	656,892
Datadog, Inc. - Class A (a)(b)	5,226	731,535
Electronic Arts, Inc.	2,289	349,050
Fiserv, Inc. (a)(b)	3,008	417,932
Fortinet, Inc. (a)(b)	5,238	523,276
Leidos Holdings, Inc. (a)	5,183	827,466
Microsoft Corporation (a)	8,970	4,785,495
NVIDIA Corporation (a)	28,095	4,997,258
Paychex, Inc. (a)	4,825	696,392
ServiceNow, Inc. (a)(b)	1,013	955,381
Veeva Systems, Inc. - Class A (b)	1,676	476,319
Workday, Inc. - Class A (b)	1,690	387,652
		19,547,965

Utilities - 1.5%
Entergy Corporation (a)	6,290	568,804
PPL Corporation	18,617	664,441
		1,233,245
TOTAL COMMON STOCKS (Cost $77,192,995)		79,091,234

SHORT-TERM INVESTMENTS - 3.3%	Shares	Value
Money Market Funds - 3.3%
First American Treasury Obligations Fund - Class X, 4.22%(d)	2,748,787	2,748,787
TOTAL SHORT-TERM INVESTMENTS (Cost $2,748,787)		2,748,787

TOTAL INVESTMENTS - 99.2% (Cost $79,941,782)		81,840,021
Other Assets in Excess of Liabilities - 0.8%		664,403
TOTAL NET ASSETS - 100.0%		$82,504,424
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of July 31, 2025 is $48,924,873.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Aptus Large Cap Upside ETF
Schedule of Total Return Swap Contracts
July 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTSOA6 (a)	Goldman Sachs	Receive	EFFR	Termination	01/26/2026	$30,691,782	$(481,727)
RCXTSOA6 (a)	Goldman Sachs	Receive	EFFR	Termination	09/08/2026	52,451,234	1,143,882
Net Unrealized Appreciation (Depreciation)							$662,155

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of July 31, 2025.
(a) The Systematic Equity Futures Trend and Dynamic PutWrite Series 1 (“RCXTSOA6” or the “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The Index generally is made up of S&P Index options and futures. As of July 31, 2025, the components of the Index are provided below.

The underlying components of the index as of July 31, 2025 are shown below:

Description	Expiration Date	Number of Contracts Purchased/(Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
E-mini S&P 500 September Index	09/19/2025	6,534	$41,650,741	50.09%
Total Futures Contracts			41,650,741	50.09%
Option Contracts:
S&P 500 Weekly P6225 Index	08/01/2025	(156.57)	(292)	0.00%
S&P 500 Weekly P6235 Index	08/01/2025	(89.25)	(207)	0.00%
S&P 500 Weekly P6240 Index	08/01/2025	(124.05)	(323)	0.00%
S&P 500 Weekly P6265 Index	08/01/2025	(191.19)	(897)	0.00%
S&P 500 Weekly P6275 Index	08/01/2025	(1359.08)	(8,037)	-0.01%
S&P 500 Weekly P6215 Index	08/04/2025	(88.93)	(391)	0.00%
S&P 500 Weekly P6235 Index	08/04/2025	(124.06)	(750)	0.00%
S&P 500 Weekly P6240 Index	08/04/2025	(544.62)	(3,555)	0.00%
S&P 500 Weekly P6280 Index	08/04/2025	(155.95)	(1,911)	0.00%
S&P 500 Weekly P6210 Index	08/05/2025	(192.09)	(1,327)	0.00%
S&P 500 Weekly P6220 Index	08/05/2025	(88.94)	(698)	0.00%
S&P 500 Weekly P6225 Index	08/05/2025	(124.42)	(1,045)	0.00%
S&P 500 Weekly P6230 Index	08/05/2025	(154.84)	(1,384)	0.00%
S&P 500 Weekly P6195 Index	08/06/2025	(124.64)	(972)	0.00%
S&P 500 Weekly P6210 Index	08/06/2025	(89.19)	(820)	0.00%
S&P 500 Weekly P6225 Index	08/06/2025	(155.93)	(1,701)	0.00%
S&P 500 Weekly P6180 Index	08/07/2025	(89.35)	(778)	0.00%
S&P 500 Weekly P6260 Index	08/07/2025	(156.16)	(2,987)	0.00%
S&P 500 Weekly P6280 Index	08/08/2025	(155.45)	(4,111)	0.00%
S&P 500 Weekly P6260 Index	08/11/2025	(155.13)	(4,004)	0.00%
S&P 500 Weekly P6270 Index	08/12/2025	(155.55)	(4,993)	-0.01%
S&P 500 Weekly P6240 Index	08/13/2025	(155.40)	(4,425)	-0.01%
S&P 500 Weekly P6260 Index	08/14/2025	(155.90)	(5,497)	-0.01%
S&P 500 Weekly P6295 Index	08/15/2025	(155.56)	(7,233)	-0.01%
S&P 500 Weekly P6300 Index	08/18/2025	(155.01)	(7,918)	-0.01%
S&P 500 Weekly P6310 Index	08/19/2025	(155.07)	(8,707)	-0.01%
S&P 500 Weekly P6310 Index	08/20/2025	(154.98)	(9,065)	-0.01%
S&P 500 Weekly P6360 Index	08/21/2025	(154.94)	(12,173)	-0.01%
S&P 500 Weekly P6360 Index	08/22/2025	(154.07)	(12,559)	-0.02%
S&P 500 Weekly P6390 Index	08/25/2025	(154.02)	(14,891)	-0.02%
S&P 500 Weekly P6390 Index	08/26/2025	(153.58)	(15,135)	-0.02%
S&P 500 Weekly P6370 Index	08/27/2025	(153.63)	(14,058)	-0.02%
S&P 500 Weekly P6360 Index	08/28/2025	(153.97)	(14,071)	-0.02%
S&P 500 Weekly P6340 Index	08/29/2025	(154.16)	(13,136)	-0.02%
Total Options Contracts			(180,051)	-0.21%
Cash
Cash			41,672,326	50.12%
Total Underlying Positions			$83,143,016	100.00%

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Aptus Large Cap Upside ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$79,091,234	$–	$–	$79,091,234
Money Market Funds	2,748,787	–	–	2,748,787
Total Investments	$81,840,021	$–	$–	$81,840,021

Other Financial Instruments:
Total Return Swaps*	$–	$1,143,882	$–	$1,143,882
Total Other Financial Instruments	$–	$1,143,882	$–	$1,143,882

Liabilities:
Other Financial Instruments:
Total Return Swaps*	$–	$(481,727)	$–	$(481,727)
Total Other Financial Instruments	$–	$(481,727)	$–	$(481,727)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2025.

Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.